INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED INCOME TAX ASSETS
	2025	2024
Deferred income tax assets:	$3,101,837	$1,514,477
Valuation allowance	(3,101,837)	(1,514,477)
Net deferred tax asset	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION OF STATUTORY RATE

Reconciliation between the statutory rate and the effective tax rate is as follows at December 31, 2025 and 2024:

	2025	2024
Effective Tax Rate Reconciliation:
Federal statutory tax rate	21.00%	21.00%
State taxes, net of federal benefit	0%	0%
Change in valuation allowance	-21.00%	-21.00%
Effective tax rate	0.00%	0.00%